PORTFOLIO OF INVESTMENTS – as of September 30, 2022 (Unaudited)

Loomis Sayles Bond Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 89.2% of Net Assets

Non-Convertible Bonds – 82.2%

	ABS Car Loan – 3.7%
$12,980,000	American Credit Acceptance Receivables Trust, Series 2021-4, Class D, 1.820%, 2/14/2028, 144A	$11,885,404
3,685,000	American Credit Acceptance Receivables Trust, Series 2022-1, Class D, 2.460%, 3/13/2028, 144A	3,353,140
13,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class D, 3.040%, 3/20/2025, 144A	12,071,969
1,680,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class C, 4.240%, 9/22/2025, 144A	1,598,691
6,300,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class C, 3.150%, 3/20/2026, 144A	5,777,135
3,880,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class C, 4.250%, 2/20/2027, 144A	3,503,839
1,745,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-1A, Class C, 2.130%, 8/20/2027, 144A	1,458,462
3,470,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class C, 2.350%, 2/20/2028, 144A	2,856,534
1,255,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.470%, 7/17/2028	1,132,470
7,288,000	Carvana Auto Receivables Trust, Series 2021-N3, Class C, 1.020%, 6/12/2028	7,004,038
2,825,000	Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.720%, 9/11/2028	2,700,727
6,410,000	Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.300%, 9/11/2028	5,887,335
6,400,000	Carvana Auto Receivables Trust, Series 2021-P3, Class C, 1.930%, 10/12/2027	5,319,913
3,032,000	Carvana Auto Receivables Trust, Series 2021-P4, Class C, 2.330%, 2/10/2028	2,548,188
4,020,000	Credit Acceptance Auto Loan Trust, Series 2021-3A, Class C, 1.630%, 9/16/2030, 144A	3,577,150
8,080,000	Credit Acceptance Auto Loan Trust, Series 2021-4, Class C, 1.940%, 2/18/2031, 144A	7,269,818
3,680,000	DT Auto Owner Trust, Series 2020-3A, Class C, 1.470%, 6/15/2026, 144A	3,573,345
7,980,000	DT Auto Owner Trust, Series 2021-4A, Class D, 1.990%, 9/15/2027, 144A	7,147,279
11,340,000	Exeter Automobile Receivables Trust, Series 2021-2A, Class D, 1.400%, 4/15/2027	10,349,191
15,295,000	Exeter Automobile Receivables Trust, Series 2021-3A, Class D, 1.550%, 6/15/2027	14,007,634
5,245,000	Flagship Credit Auto Trust, Series 2021-2, Class D, 1.590%, 6/15/2027, 144A	4,675,944
6,565,000	Flagship Credit Auto Trust, Series 2021-3, Class D, 1.650%, 9/15/2027, 144A	5,793,824
5,951,000	Flagship Credit Auto Trust, Series 2021-4, Class C, 1.960%, 12/15/2027, 144A	5,488,420
5,260,000	Foursight Capital Automobile Receivables Trust, Series 2021-2, Class D, 1.920%, 9/15/2027, 144A	4,760,667
8,425,000	GLS Auto Receivables Issuer Trust, Series 2021-2A, Class D, 1.420%, 4/15/2027, 144A	7,674,693

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Car Loan – continued
$10,265,000	GLS Auto Receivables Issuer Trust, Series 2021-3A, Class D, 1.480%, 7/15/2027, 144A	$9,050,281
16,820,000	GLS Auto Receivables Issuer Trust, Series 2021-4A, Class D, 2.480%, 10/15/2027, 144A	15,194,461
11,029,000	Hertz Vehicle Financing III LLC, Series 2022-1 1A, Class D, 4.850%, 6/25/2026, 144A	9,627,909
8,512,000	Hertz Vehicle Financing III LLC, Series 2022-3 3A, Class D, 6.310%, 3/25/2025, 144A	8,092,052
6,205,000	Hertz Vehicle Financing LLC, Class D, Series 2022-4A, 6.560%, 9/25/2026, 144A	5,601,737
2,087,930	JPMorgan Chase Bank NA, Series 2021-3, Class D, 1.009%, 2/26/2029, 144A	1,971,881
2,719,081	Santander Bank NA, Series 2021-1A, Class B, 1.833%, 12/15/2031, 144A	2,621,349
10,510,000	Westlake Automobile Receivables Trust, Series 2021-3A, Class D, 2.120%, 1/15/2027, 144A	9,495,673

		203,071,153

	ABS Credit Card – 0.1%
1,445,000	Brex Commercial Charge Card Master Trust, Series 2021-1, Class A, 2.090%, 7/15/2024, 144A	1,417,324
5,000,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class C, 4.210%, 3/20/2026, 144A	4,558,910
1,245,000	Mission Lane Credit Card Master Trust, Series 2021-A, Class B, 2.240%, 9/15/2026, 144A	1,201,214

		7,177,448

	ABS Home Equity – 4.4%
11,499,102	510 Asset Backed Trust, Series 2021-NPL1, Class A1, 2.240%, 6/25/2061, 144A(a)	10,445,807
12,850,000	CAFL Issuer LLC, Series 2021-RTL1, Class A1, 2.239%, 3/28/2029, 144A(a)	11,598,179
2,715,000	CoreVest American Finance Trust, Series 2021-1, Class C, 2.800%, 4/15/2053, 144A	2,132,362
4,647,000	CoreVest American Finance Trust, Series 2021-2, Class C, 2.478%, 7/15/2054, 144A	3,472,681
2,280,000	CoreVest American Finance Trust, Series 2021-3, Class D, 3.469%, 10/15/2054, 144A	1,763,910
17,251,304	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 1.796%, 12/27/2060, 144A(a)	15,858,399
3,716,673	Credit Suisse Mortgage Trust, Series 2021-RPL6, Class M2, 3.125%, 10/25/2060, 144A	2,809,159
7,995,000	FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.389%, 8/17/2038, 144A	6,671,144
5,272,000	FirstKey Homes Trust, Series 2021-SFR2, Class E1, 2.258%, 9/17/2038, 144A	4,384,705
3,120,000	FirstKey Homes Trust, Series 2021-SFR2, Class E2, 2.358%, 9/17/2038, 144A	2,563,233
2,210,000	FRTKL, Series 2021-SFR1, Class E1, 2.372%, 9/17/2038, 144A	1,849,981
1,930,000	FRTKL, Series 2021-SFR1, Class E2, 2.522%, 9/17/2038, 144A	1,610,778

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Home Equity – continued
$1,305,876	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041, 144A	$1,049,845
12,728,054	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026, 144A	10,968,930
6,368,903	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026, 144A	5,451,229
1,845,387	Legacy Mortgage Asset Trust, Series 2020-GS5, Class A1, 3.250%, 6/25/2060, 144A(a)	1,798,958
8,106,242	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.750%, 4/25/2061, 144A(a)	7,520,757
2,661,365	Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1, 1.650%, 11/25/2060, 144A(a)	2,432,572
1,720,000	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M2, 3.250%, 7/25/2059, 144A(a)	1,490,880
1,635,000	Progress Residential Trust, Series 2021-SFR4, Class E1, 2.409%, 5/17/2038, 144A	1,382,111
1,145,000	Progress Residential Trust, Series 2021-SFR4, Class E2, 2.559%, 5/17/2038, 144A	966,504
3,535,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038, 144A	2,959,577
925,000	Progress Residential Trust, Series 2021-SFR5, Class E2, 2.359%, 7/17/2038, 144A	769,781
4,495,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038, 144A	3,797,773
2,300,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038, 144A	1,925,814
5,280,000	Progress Residential Trust, Series 2021-SFR7, Class E1, 2.591%, 8/17/2040, 144A	4,134,318
1,445,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040, 144A	1,125,421
1,705,000	Progress Residential Trust, Series 2021-SFR9, Class E1, 2.811%, 11/17/2040, 144A	1,326,872
1,175,000	Progress Residential Trust, Series 2021-SFR9, Class E2, 3.010%, 11/17/2040, 144A	907,788
7,213,981	PRPM LLC, Series 2021-10, Class A1, 2.487%, 10/25/2026, 144A(a)	6,574,613
12,504,867	PRPM LLC, Series 2021-3, Class A1, 1.867%, 4/25/2026, 144A(a)	11,385,905
11,994,796	PRPM LLC, Series 2021-4, Class A1, 1.867%, 4/25/2026, 144A(a)	10,914,353
10,707,273	PRPM LLC, Series 2021-5, Class A1, 1.793%, 6/25/2026, 144A(a)	9,629,965
7,658,894	PRPM LLC, Series 2021-8, Class A1, 1.743%, 9/25/2026, 144A(a)	6,993,277
8,303,285	PRPM LLC, Series 2021-9, Class A1, 2.363%, 10/25/2026, 144A(a)	7,665,228
9,865,000	PRPM LLC, Series 2022-5, Class A1, 6.900%, 9/27/2027, 144A(a)	9,776,549
12,050,000	Toorak Mortgage Corp., Series 2021-1, Class A1, 2.240%, 6/25/2024, 144A(a)	11,432,028
170,000	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.750%, 4/25/2055, 144A(a)	167,483

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Home Equity – continued
$3,660,000	Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.000%, 4/25/2056, 144A(a)	$3,541,786
430,000	Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.000%, 7/25/2057, 144A(a)	409,291
1,690,000	Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.250%, 6/25/2057, 144A(a)	1,448,208
1,960,000	Towd Point Mortgage Trust, Series 2018-5, Class M1, 3.250%, 7/25/2058, 144A(a)	1,579,122
1,195,000	Towd Point Mortgage Trust, Series 2019-4, Class M1, 3.500%, 10/25/2059, 144A(a)	992,046
905,000	Towd Point Mortgage Trust, Series 2020-1, Class A2B, 3.250%, 1/25/2060, 144A(a)	769,116
495,000	Towd Point Mortgage Trust, Series 2020-2, Class A2B, 3.000%, 4/25/2060, 144A(a)	397,747
2,015,000	Tricon Residential Trust, Series 2021-SFR1, Class E1, 2.794%, 7/17/2038, 144A	1,726,821
5,360,000	Tricon Residential Trust, Series 2021-SFR1, Class E2, 2.894%, 7/17/2038, 144A	4,604,272
16,313,011	VCAT Asset Securitization LLC, Series 2021-NPL6, Class A1, 1.917%, 9/25/2051, 144A(a)	15,164,723
284,309	VCAT LLC, Series 2021-NPL1, Class A1, 2.289%, 12/26/2050, 144A(a)	272,214
10,188,091	VCAT LLC, Series 2021-NPL5, Class A1, 1.868%, 8/25/2051, 144A(a)	9,321,898
8,932,865	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 2.240%, 2/27/2051, 144A(a)	8,283,590

		238,219,703

	ABS Other – 2.8%
1,290,000	Affirm Asset Securitization Trust, Series 2021-B, Class C, 1.400%, 8/17/2026, 144A	1,159,921
7,280,152	Apollo Aviation Securitization Equity Trust, Series 2021-1A, Class A, 2.950%, 11/16/2041, 144A	5,805,717
2,410,000	Aqua Finance Trust, Series 2021-A, Class B, 2.400%, 7/17/2046, 144A	1,992,463
13,505,000	BHG Securitization Trust, Series 2022-A, Class B, 2.700%, 2/20/2035, 144A	11,632,175
1,986,301	Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, 2.741%, 8/15/2041, 144A	1,743,001
11,901,263	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640%, 2/18/2046, 144A	10,188,623
10,778,550	DB Master Finance LLC, Series 2021-1A, Class A2II, 2.493%, 11/20/2051, 144A	8,815,722
847,001	Elara HGV Timeshare Issuer LLC, Series 2021-A, Class C, 2.090%, 8/27/2035, 144A	742,147
3,565,000	FREED ABS Trust, Series 2022-1FP, Class D, 3.350%, 3/19/2029, 144A	3,236,595
1,630,000	Freedom Financial Trust, Series 2021-2, Class C, 1.940%, 6/19/2028, 144A	1,570,896
3,495,000	Freedom Financial Trust, Series 2021-3FP, Class D, 2.370%, 11/20/2028, 144A	3,099,894

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Other – continued
$73,421	HIN Timeshare Trust, Series 2020-A, Class C, 3.420%, 10/09/2039, 144A	$67,225
3,980,000	HPEFS Equipment Trust, Series 2021-1A, Class D, 1.030%, 3/20/2031, 144A	3,753,462
3,645,000	HPEFS Equipment Trust, Series 2022-1A, Class D, 2.400%, 11/20/2029, 144A	3,326,039
10,247,764	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046, 144A	8,987,699
20,945,565	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046, 144A	17,455,950
1,733,000	Marlette Funding Trust, Series 2021-2A, Class C, 1.500%, 9/15/2031, 144A	1,591,383
3,210,000	Marlette Funding Trust, Series 2021-3A, Class C, 1.810%, 12/15/2031, 144A	2,805,083
12,845,222	MVW LLC, Series 2021-2A, Class C, 2.230%, 5/20/2039, 144A	11,398,426
15,647,158	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046, 144A(a)	13,296,631
3,250,000	Nelnet Student Loan Trust, Series 2021-A, Class B2, 2.850%, 4/20/2062, 144A	2,567,472
1,145,000	OneMain Financial Issuance Trust, Series 2018-2A, Class A, 3.570%, 3/14/2033, 144A	1,123,988
1,835,000	OneMain Financial Issuance Trust, Series 2020-2A, Class A, 1.750%, 9/14/2035, 144A	1,615,482
5,485,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036, 144A	4,227,057
800,000	Republic Finance Issuance Trust, Series 2021-A, Class C, 3.530%, 12/22/2031, 144A	698,222
725,000	SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.930%, 9/20/2030, 144A	639,014
15,220,569	SLAM Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046, 144A	12,461,689
1,440,000	SoFi Consumer Loan Program Trust, Series 2021-1, Class D, 2.040%, 9/25/2030, 144A	1,290,345
3,500,000	Towd Point Mortgage Trust, Series 2011-1, Class M1, 3.750%, 10/25/2056, 144A(a)	3,255,854
12,429,843	Willis Engine Structured Trust, Series 2021-A, Class A, 3.104%, 5/15/2046, 144A	9,981,102

		150,529,277

	ABS Student Loan – 0.4%
2,760,000	College Ave Student Loans LLC, Series 2021-A, Class C, 2.920%, 7/25/2051, 144A	2,452,308
2,157,000	College Ave Student Loans LLC, Series 2021-C, Class D, 4.110%, 7/26/2055, 144A	1,805,744
792,744	ELFI Graduate Loan Program LLC, Series 2021-A, Class B, 2.090%, 12/26/2046, 144A(a)	683,811
2,565,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069, 144A	1,727,540
5,895,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070, 144A	4,069,273

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Student Loan – continued
$2,120,000	Nelnet Student Loan Trust, Series 2021-DA, Class C, 3.500%, 4/20/2062, 144A	$1,670,976
863,000	Nelnet Student Loan Trust, Series 2021-DA, Class D, 4.380%, 4/20/2062, 144A	680,602
5,735,000	SMB Private Education Loan Trust, Series 2021-B, Class B, 2.650%, 7/17/2051, 144A	4,567,758
7,070,000	SMB Private Education Loan Trust, Series 2021-E, Class B, 2.490%, 2/15/2051, 144A	5,398,079
630,000	SoFi Professional Loan Program LLC, Series 2017-A, Class C, 4.430%, 3/26/2040, 144A(a)	563,905

		23,619,996

	ABS Whole Business – 0.3%
7,248,250	Domino’s Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.662%, 4/25/2051, 144A	5,968,818
3,431,563	Hardee’s Funding LLC, Series 2021-1A, Class A2, 2.865%, 6/20/2051, 144A	2,718,038
10,971,125	Wendy’s Funding LLC, Series 2021-1A, Class A2I, 2.370%, 6/15/2051, 144A	8,721,715

		17,408,571

	Aerospace & Defense – 1.3%
22,105,000	Boeing Co. (The), 3.625%, 2/01/2031	18,348,229
2,995,000	Boeing Co. (The), 3.625%, 3/01/2048	1,862,597
3,525,000	Boeing Co. (The), 3.750%, 2/01/2050	2,276,798
6,180,000	Boeing Co. (The), 3.825%, 3/01/2059	3,722,705
1,200,000	Boeing Co. (The), 3.850%, 11/01/2048	776,709
8,855,000	Boeing Co. (The), 3.900%, 5/01/2049	5,783,667
4,830,000	Boeing Co. (The), 5.150%, 5/01/2030	4,467,981
4,055,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	3,716,144
10,576,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	9,706,653
10,821,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	11,374,061
328,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039	344,764
5,995,000	TransDigm, Inc., 6.250%, 3/15/2026, 144A	5,815,150

		68,195,458

	Airlines – 1.8%
23,661,740	Air Canada Pass Through Trust, Series 2020-2A, 5.250%, 10/01/2030, 144A	22,183,828

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Airlines – continued
$3,140,860	American Airlines Pass Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	$2,719,200
2,921,296	American Airlines Pass Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	2,551,107
39,895,250	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.500%, 6/20/2027, 144A	39,048,673
4,256,467	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	3,891,206
26,387,974	United Airlines Pass Through Trust, Series 2020-1, Class A, 5.875%, 4/15/2029	25,303,164
3,828,760	United Airlines Pass Through Trust, Series 2020-1, Class B, 4.875%, 7/15/2027	3,523,531

		99,220,709

	Automotive – 1.1%
2,355,000	Ford Motor Co., 3.250%, 2/12/2032	1,696,377
14,465,000	Ford Motor Co., 4.750%, 1/15/2043	9,584,364
1,560,000	Ford Motor Co., 6.625%, 2/15/2028	1,529,284
1,580,000	Ford Motor Co., 7.500%, 8/01/2026	1,638,681
3,505,000	General Motors Co., 5.200%, 4/01/2045	2,668,780
3,170,000	General Motors Co., 6.250%, 10/02/2043	2,753,554
44,900,000	General Motors Financial Co., Inc., 3.600%, 6/21/2030	36,369,912
815,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(b)	661,141
1,305,000	General Motors Financial Co., Inc., Series C, (fixed rate to 9/30/2030, variable rate thereafter), 5.700%(b)	1,118,539

		58,020,632

	Banking – 3.4%
20,700,000	Ally Financial, Inc., Series B, (fixed rate to 5/15/2026, variable rate thereafter), 4.700%(b)	16,135,849
15,605,000	Ally Financial, Inc., Series C, (fixed rate to 5/15/2028, variable rate thereafter), 4.700%(b)	11,118,562
17,805,000	Barclays PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.375%(b)	10,973,221
47,298,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	34,755,497
14,253,000	BNP Paribas S.A., (fixed rate to 8/12/2030, variable rate thereafter), 2.588%, 8/12/2035, 144A	10,213,415
8,140,000	Credit Agricole S.A., (fixed rate to 1/10/2028, variable rate thereafter), EMTN, 4.000%, 1/10/2033	7,014,948
10,905,000	Credit Suisse Group AG, (fixed rate to 7/15/2025, variable rate thereafter), 6.373%, 7/15/2026, 144A	10,541,100

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$10,650,000	Credit Suisse Group AG, (fixed rate to 8/11/2027, variable rate thereafter), 6.442%, 8/11/2028, 144A	$9,906,098
4,195,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	2,719,299
25,209,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	16,976,936
2,275,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	1,784,391
3,380,000	Intesa Sanpaolo SpA, (fixed rate to 6/01/2031, variable rate thereafter), 4.198%, 6/01/2032, 144A	2,285,590
22,550,000	NatWest Group PLC, (fixed rate to 8/28/2030, variable rate thereafter), 3.032%, 11/28/2035	16,018,843
2,900,000	NatWest Group PLC, (fixed rate to 9/30/2027, variable rate thereafter), 5.516%, 9/30/2028	2,752,316
4,370,000	Synchrony Bank, 5.400%, 8/22/2025	4,260,706
8,885,000	Synchrony Bank, 5.625%, 8/23/2027	8,490,595
22,400,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	16,655,289

		182,602,655

	Brokerage – 0.1%
5,731,000	Jefferies Group LLC, 6.250%, 1/15/2036	5,352,654

	Building Materials – 1.3%
57,099,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	44,992,782
3,605,000	Cemex SAB de CV, 5.200%, 9/17/2030, 144A	3,113,819
9,035,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%, 144A(b)	7,239,339
4,057,000	Masco Corp., 6.500%, 8/15/2032	4,070,925
4,534,000	Masco Corp., 7.750%, 8/01/2029	4,949,821
6,344,000	Owens Corning, 7.000%, 12/01/2036	6,538,858

		70,905,544

	Cable Satellite – 3.9%
36,985,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034, 144A	26,473,123
11,015,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.300%, 2/01/2032	7,865,689
35,342,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.800%, 4/01/2031	26,716,710
6,805,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 4/01/2033	5,634,996

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Cable Satellite – continued
$24,940,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.700%, 4/01/2051	$15,114,892
1,438,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.850%, 4/01/2061	839,506
46,770,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.950%, 6/30/2062	27,734,266
5,935,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.125%, 7/01/2049	4,350,575
45,882,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	31,199,760
1,875,000	CSC Holdings LLC, 5.000%, 11/15/2031, 144A	1,238,514
22,585,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	19,705,413
1,390,000	CSC Holdings LLC, 5.750%, 1/15/2030, 144A	987,963
9,430,000	DISH DBS Corp., 5.125%, 6/01/2029	5,540,125
26,600,000	DISH DBS Corp., 5.250%, 12/01/2026, 144A	21,791,966
14,719,000	DISH DBS Corp., 7.750%, 7/01/2026	11,290,503
6,190,000	Time Warner Cable LLC, 4.500%, 9/15/2042	4,273,614
535,000	Time Warner Cable LLC, 5.875%, 11/15/2040	440,419

		211,198,034

	Chemicals – 0.5%
6,315,000	Alpek SAB de CV, 3.250%, 2/25/2031, 144A	4,667,990
1,995,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030, 144A	1,612,359
10,170,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050, 144A	7,205,445
4,310,000	Celanese U.S. Holdings LLC, 6.330%, 7/15/2029	4,017,028
3,175,000	Celanese U.S. Holdings LLC, 6.379%, 7/15/2032	2,950,432
1,360,000	INEOS Quattro Finance 2 PLC, 3.375%, 1/15/2026, 144A	1,132,200
9,275,000	Minerals Technologies, Inc., 5.000%, 7/01/2028, 144A	8,090,490

		29,675,944

	Construction Machinery – 0.5%
2,300,000	Ashtead Capital, Inc., 5.500%, 8/11/2032, 144A	2,134,664
27,030,000	Toro Co. (The), 6.625%, 5/01/2037	27,337,537

		29,472,201

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Consumer Cyclical Services – 2.2%
$2,700,000	Expedia Group, Inc., 2.950%, 3/15/2031	$2,094,601
2,255,000	Expedia Group, Inc., 3.250%, 2/15/2030	1,828,826
8,919,000	Terminix Co. LLC (The), 7.450%, 8/15/2027	10,056,173
14,700,000	TriNet Group, Inc., 3.500%, 3/01/2029, 144A	11,973,150
33,255,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	27,954,984
20,723,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	19,272,390
44,403,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	43,514,940
1,720,000	Uber Technologies, Inc., 8.000%, 11/01/2026, 144A	1,717,282

		118,412,346

	Consumer Products – 0.4%
12,778,000	Avon Products, Inc., 8.450%, 3/15/2043	12,334,092
9,385,000	Natura Cosmeticos S.A., 4.125%, 5/03/2028, 144A	7,414,150

		19,748,242

	Diversified Manufacturing – 0.0%
2,080,000	General Electric Co., Series D, 3-month LIBOR + 3.330%, 6.623%(b)(c)	1,945,182

	Electric – 1.0%
28,194,648	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	28,150,430
8,663,000	Enel Generacion Chile S.A., 7.875%, 2/01/2027	8,987,863
10,900,000	Pacific Gas & Electric Co., 4.300%, 3/15/2045	7,233,865
11,200,000	Pacific Gas & Electric Co., 4.750%, 2/15/2044	8,022,255
3,790,000	Pacific Gas & Electric Co., 5.450%, 6/15/2027	3,570,210

		55,964,623

	Finance Companies – 4.6%
12,050,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	9,062,421
3,100,000	AGFC Capital Trust I, 3-month LIBOR + 1.750%, 4.262%, 1/15/2067, 144A(c)	1,800,852

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Finance Companies – continued
$6,606,000	Air Lease Corp., 4.625%, 10/01/2028	$5,929,818
17,166,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(b)	14,331,536
5,325,000	Aircastle Ltd., (fixed rate to 6/15/2026, variable rate thereafter), 5.250%, 144A(b)	3,994,251
12,465,000	Ares Capital Corp., 2.875%, 6/15/2028	9,810,729
17,495,000	Ares Capital Corp., 3.200%, 11/15/2031	12,470,255
3,050,000	Aviation Capital Group LLC, 1.950%, 1/30/2026, 144A	2,560,196
9,790,000	Barings BDC, Inc., 3.300%, 11/23/2026, 144A	8,120,192
22,260,000	Blackstone Secured Lending Fund, 2.125%, 2/15/2027	17,954,722
11,475,000	FS KKR Capital Corp., 3.125%, 10/12/2028	8,910,760
10,705,000	FS KKR Capital Corp., 3.400%, 1/15/2026	9,445,368
445,000	Navient Corp., 5.000%, 3/15/2027	363,971
9,706,000	Navient Corp., 6.750%, 6/15/2026	8,810,136
5,750,000	Navient Corp., MTN, 5.625%, 8/01/2033	3,865,035
10,145,000	OneMain Finance Corp., 7.125%, 3/15/2026	9,144,722
7,975,000	Owl Rock Capital Corp., 2.875%, 6/11/2028	6,073,341
14,750,000	Owl Rock Capital Corp., 4.250%, 1/15/2026	13,489,495
13,420,000	Owl Rock Technology Finance Corp., 4.750%, 12/15/2025, 144A	12,079,751
30,029,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	24,623,780
19,614,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	15,095,915
53,876,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	39,052,232
15,738,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	10,820,092

		247,809,570

	Financial Other – 1.2%
9,560,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025	2,688,272
2,700,000	Central China Real Estate Ltd., 7.250%, 4/24/2023	1,117,490
3,680,000	Central China Real Estate Ltd., 7.250%, 7/16/2024	864,690

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Financial Other – continued
$1,455,000	Central China Real Estate Ltd., 7.250%, 8/13/2024	$335,756
3,675,000	Central China Real Estate Ltd., 7.500%, 7/14/2025	825,329
945,000	Central China Real Estate Ltd., 7.650%, 8/27/2023	268,125
730,000	Central China Real Estate Ltd., 7.750%, 5/24/2024	182,011
2,815,000	CIFI Holdings Group Co. Ltd., 6.000%, 7/16/2025	611,581
990,000	CIFI Holdings Group Co. Ltd., 6.450%, 11/07/2024	234,759
7,770,000	Country Garden Holdings Co. Ltd., 3.300%, 1/12/2031	2,180,728
36,625,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	29,478,730
19,485,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(d)	2,104,185
1,845,000	Kaisa Group Holdings Ltd., 9.950%, 7/23/2025(d)	197,581
2,400,000	Kaisa Group Holdings Ltd., 10.500%, 1/15/2025(d)	265,056
24,005,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(d)	2,588,459
1,305,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(d)	138,787
1,735,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(d)	185,784
5,965,000	Logan Group Co. Ltd., 4.250%, 7/12/2025(e)	981,183
5,148,000	Logan Group Co. Ltd., 4.850%, 12/14/2026(e)	844,272
14,125,000	Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028, 144A	11,091,581
6,195,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(d)	702,513
400,000	Shimao Group Holdings Ltd., 4.600%, 7/13/2030(d)	46,344
1,515,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(d)	178,679
4,675,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026(d)	565,955
1,465,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(d)	181,543
575,000	Sunac China Holdings Ltd., 5.950%, 4/26/2024(d)	81,104
6,810,000	Sunac China Holdings Ltd., 6.500%, 1/10/2025(d)	967,020
3,575,000	Sunac China Holdings Ltd., 6.500%, 1/26/2026(d)	508,544
460,000	Sunac China Holdings Ltd., 6.650%, 8/03/2024(d)	65,173

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Financial Other – continued
$5,930,000	Sunac China Holdings Ltd., 7.000%, 7/09/2025(d)	$843,068
1,120,000	Times China Holdings Ltd., 5.750%, 1/14/2027	111,149
7,485,000	Times China Holdings Ltd., 6.200%, 3/22/2026	828,739
440,000	Times China Holdings Ltd., 6.750%, 7/08/2025	54,705
3,175,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(d)	195,548
6,250,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(d)	391,750
1,585,000	Yuzhou Group Holdings Co. Ltd., 7.850%, 8/12/2026(d)	100,790
4,025,000	Yuzhou Group Holdings Co. Ltd., 8.300%, 5/27/2025(d)	255,829

		63,262,812

	Food & Beverage – 0.4%
965,000	Darling Ingredients, Inc., 6.000%, 6/15/2030, 144A	918,381
5,695,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.000%, 2/02/2029, 144A	4,659,514
17,905,000	Pilgrim’s Pride Corp., 3.500%, 3/01/2032, 144A	13,504,309
995,000	Pilgrim’s Pride Corp., 4.250%, 4/15/2031, 144A	794,278

		19,876,482

	Gaming – 0.9%
19,755,000	Genm Capital Labuan Ltd., 3.882%, 4/19/2031, 144A	13,525,710
5,810,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	4,367,499
415,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	386,245
10,488,000	VICI Properties LP/VICI Note Co., Inc., 4.250%, 12/01/2026, 144A	9,466,405
8,621,000	VICI Properties LP/VICI Note Co., Inc., 4.500%, 9/01/2026, 144A	7,872,915
7,500,000	VICI Properties LP/VICI Note Co., Inc., 4.625%, 6/15/2025, 144A	7,057,709
6,163,000	VICI Properties LP/VICI Note Co., Inc., 5.625%, 5/01/2024, 144A	6,056,688

		48,733,171

	Government Owned – No Guarantee – 1.1%
27,210,000	Antares Holdings LP, 8.500%, 5/18/2025, 144A	27,769,944
8,670,000	EcoPetrol S.A., 4.625%, 11/02/2031	6,069,000

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Government Owned - No Guarantee – continued
$8,465,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	$7,884,307
28,145,000	Petroleos Mexicanos, 5.950%, 1/28/2031	19,009,133
2,735,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 8/05/2029	654,486
5,250,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 1/14/2030	1,256,378

		62,643,248

	Health Insurance – 0.6%
23,625,000	Centene Corp., 2.500%, 3/01/2031	17,808,091
8,940,000	Centene Corp., 2.625%, 8/01/2031	6,737,839
6,921,000	Centene Corp., 3.000%, 10/15/2030	5,481,017
6,470,000	Molina Healthcare, Inc., 3.875%, 5/15/2032, 144A	5,299,749

		35,326,696

	Healthcare – 0.2%
9,725,000	HCA, Inc., 4.125%, 6/15/2029	8,528,726

	Home Construction – 0.9%
52,605,000	PulteGroup, Inc., 6.000%, 2/15/2035	47,312,913

	Independent Energy – 3.5%
17,555,000	Aker BP ASA, 4.000%, 1/15/2031, 144A	14,897,207
7,960,000	Continental Resources, Inc., 2.875%, 4/01/2032, 144A	5,829,068
51,750,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	46,774,683
3,985,000	Devon Energy Corp., 4.500%, 1/15/2030	3,627,188
9,555,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	8,097,862
12,510,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031, 144A	10,226,925
2,690,000	EQT Corp., 3.125%, 5/15/2026, 144A	2,449,813
11,721,000	EQT Corp., 3.625%, 5/15/2031, 144A	9,771,399
10,343,000	EQT Corp., 3.900%, 10/01/2027	9,412,102
2,329,000	EQT Corp., 5.000%, 1/15/2029	2,173,042
3,215,000	EQT Corp., 5.678%, 10/01/2025	3,195,212

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$2,215,000	EQT Corp., 5.700%, 4/01/2028	$2,171,475
27,050,000	Mesquite Energy, Inc., 6.125%, 1/15/2023(d)(f)	541,000
12,420,000	Mesquite Energy, Inc., 7.750%, 6/15/2021(d)(f)	248,400
620,000	Occidental Petroleum Corp., 6.125%, 1/01/2031	610,700
37,985,000	Occidental Petroleum Corp., 6.625%, 9/01/2030	38,554,775
985,000	Occidental Petroleum Corp., 7.875%, 9/15/2031	1,051,488
980,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	1,091,034
15,296,000	Ovintiv, Inc., 6.500%, 8/15/2034	14,900,955
828,000	Ovintiv, Inc., 6.500%, 2/01/2038	803,988
4,156,000	Ovintiv, Inc., 6.625%, 8/15/2037	4,067,493
553,000	Ovintiv, Inc., 7.200%, 11/01/2031	563,854
1,815,000	Ovintiv, Inc., 7.375%, 11/01/2031	1,890,744
2,285,000	Ovintiv, Inc., 8.125%, 9/15/2030	2,466,492
190,000	Range Resources Corp., 4.875%, 5/15/2025	179,090
2,150,000	Southwestern Energy Co., 4.750%, 2/01/2032	1,801,915

		187,397,904

	Industrial Other – 0.1%
5,995,000	TopBuild Corp., 4.125%, 2/15/2032, 144A	4,565,143

	Leisure – 0.8%
13,160,000	Carnival Corp., 5.750%, 3/01/2027, 144A	9,219,238
3,415,000	Carnival Corp., 6.000%, 5/01/2029, 144A	2,242,187
10,030,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	7,630,222
7,630,000	NCL Corp. Ltd., 5.875%, 2/15/2027, 144A	6,352,891
3,695,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	2,724,970
18,780,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	13,158,019

		41,327,527

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Life Insurance – 3.1%
$5,935,000	Athene Global Funding, 1.716%, 1/07/2025, 144A	$5,425,124
6,099,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	4,317,246
20,335,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030	19,060,649
2,030,000	MetLife, Inc., 9.250%, 4/08/2068, 144A	2,343,832
10,175,000	MetLife, Inc., 10.750%, 8/01/2069	13,250,462
57,985,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	59,536,682
38,476,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	51,299,281
12,950,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	14,342,384

		169,575,660

	Lodging – 0.9%
11,490,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032, 144A	8,800,176
2,475,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.875%, 7/01/2031, 144A	1,889,811
8,090,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	6,529,439
11,290,000	Marriott International, Inc., Series HH, 2.850%, 4/15/2031	8,864,479
6,155,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	4,864,331
10,815,000	Travel & Leisure Co., 4.500%, 12/01/2029, 144A	8,385,897
11,584,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	9,156,432
1,465,000	Travel & Leisure Co., 6.000%, 4/01/2027	1,320,170

		49,810,735

	Media Entertainment – 1.4%
5,896,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	4,914,316
2,905,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	2,481,593
6,670,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	5,608,903
2,110,000	Netflix, Inc., 4.875%, 4/15/2028	1,974,781
22,040,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	20,140,979
2,757,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	2,591,580

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Media Entertainment – continued
$13,137,000	Netflix, Inc., 5.875%, 11/15/2028	$12,818,822
17,879,000	Netflix, Inc., 6.375%, 5/15/2029	17,749,717
4,640,000	Warnermedia Holdings, Inc., 4.054%, 3/15/2029, 144A	4,013,275
7,130,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032, 144A	5,870,557

		78,164,523

	Metals & Mining – 3.2%
22,660,000	Anglo American Capital PLC, 2.875%, 3/17/2031, 144A	17,554,466
30,635,000	ArcelorMittal S.A., 6.750%, 3/01/2041	28,044,333
1,145,000	ArcelorMittal S.A., 7.000%, 10/15/2039	1,076,380
3,950,000	Barrick Gold Corp., Series A, 5.800%, 11/15/2034	3,864,287
7,370,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	6,800,520
31,810,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	28,629,000
9,200,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	8,855,000
14,665,000	FMG Resources August 2006 Pty Ltd., 4.375%, 4/01/2031, 144A	11,257,705
34,855,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	30,979,473
18,565,000	Glencore Funding LLC, 2.500%, 9/01/2030, 144A	14,205,567
28,195,000	Glencore Funding LLC, 2.850%, 4/27/2031, 144A	21,814,352
2,865,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	2,363,625

		175,444,708

	Midstream – 0.7%
7,685,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	6,075,130
55,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	51,537
9,050,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	8,268,148
3,745,000	Hess Midstream Operations LP, 4.250%, 2/15/2030, 144A	3,024,087
205,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	207,190
480,000	Targa Resources Corp., 5.200%, 7/01/2027	461,749
5,300,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	4,380,715

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Midstream – continued
$1,365,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	$1,173,900
1,380,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030	1,238,564
2,635,000	Western Midstream Operating LP, 4.300%, 2/01/2030	2,253,610
6,105,000	Western Midstream Operating LP, 5.300%, 3/01/2048	5,021,362
1,130,000	Western Midstream Operating LP, 5.450%, 4/01/2044	926,987
840,000	Western Midstream Operating LP, 5.500%, 8/15/2048	679,350
3,495,000	Western Midstream Operating LP, 5.500%, 2/01/2050	2,822,213

		36,584,542

	Mortgage Related – 0.0%
3,986	FHLMC, 5.000%, 12/01/2031	3,892

	Non-Agency Commercial Mortgage-Backed Securities – 2.0%
10,990,000	BANK, Series 2021-BN35, Class AS, 2.457%, 6/15/2064	8,532,223
505,000	BBSG Mortgage Trust, Series 2016-MRP, Class A, 3.275%, 6/05/2036, 144A	441,214
11,095,000	BPR Trust, Series 2021-NRD, Class F, 1-month SOFR + 6.870%, 9.792%, 12/15/2023, 144A(c)	10,316,080
7,790,000	BPR Trust, Series 2022-STAR, Class A, 1-month SOFR + 3.232%, 6.077%, 8/15/2024, 144A(c)	7,693,314
3,475,000	Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class AM, 3.416%, 10/15/2045, 144A	3,457,537
190,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	178,599
2,461,930	Commercial Mortgage Trust, Series 2012-LC4, Class B, 4.934%, 12/10/2044(a)	2,457,707
6,710,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037, 144A	5,882,740
630,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037, 144A	531,813
2,530,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037, 144A	2,006,306
4,293,575	Extended Stay America Trust, Series 2021-ESH, Class C, 1-month LIBOR + 1.700%, 4.518%, 7/15/2038, 144A(c)	4,126,807
3,086,007	Extended Stay America Trust, Series 2021-ESH, Class D, 1-month LIBOR + 2.250%, 5.068%, 7/15/2038, 144A(c)	2,954,549
3,760,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class B, 3.668%, 3/05/2033, 144A(a)	3,301,409
3,815,000	GS Mortgage Securities Trust, Series 2013-G1, Class B, 3.772%, 4/10/2031, 144A(a)	3,700,414
435,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 4.472%, 12/15/2047, 144A(a)	410,234

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$6,060,000	MedTrust, Series 2021-MDLN, Class C, 1-month LIBOR + 1.800%, 4.618%, 11/15/2038, 144A(c)	$5,771,538
1,412,863	Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030, 144A	1,349,220
11,786,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.295%, 8/15/2046(a)	11,637,111
1,705,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.495%, 8/15/2046(a)	1,165,649
5,770,000	RBS Commercial Funding Trust, Series 2013-GSP, Class A, 3.961%, 1/15/2032, 144A(a)	5,571,526
611,614	UBS-Barclays Commercial Mortgage Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030, 144A	588,865
9,076,751	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.432%, 7/15/2046(a)	8,519,437
4,970,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class B, 3.671%, 11/15/2059(a)	4,205,600
1,955,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.744%, 12/15/2045	1,843,963
7,575,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.671%, 8/15/2046(a)	7,190,682
2,915,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	2,626,538

		106,461,075

	Paper – 0.7%
6,275,000	WestRock MWV LLC, 7.950%, 2/15/2031	7,061,889
25,138,000	WestRock MWV LLC, 8.200%, 1/15/2030	28,225,093
2,252,000	Weyerhaeuser Co., 7.375%, 3/15/2032	2,429,607

		37,716,589

	Pharmaceuticals – 1.1%
2,675,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028, 144A	1,724,573
5,560,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028, 144A	2,047,248
580,000	Bausch Health Cos., Inc., 5.000%, 2/15/2029, 144A	224,895
4,435,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	1,656,389
14,210,000	Bausch Health Cos., Inc., 5.250%, 2/15/2031, 144A	5,343,674
640,000	Bausch Health Cos., Inc., 6.250%, 2/15/2029, 144A	238,800
1,045,000	Bausch Health Cos., Inc., 7.000%, 1/15/2028, 144A	398,103
9,370,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	7,716,987

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Pharmaceuticals – continued
$5,031,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	$4,127,935
25,967,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	15,517,385
15,545,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	13,202,524
10,545,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	8,699,203

		60,897,716

	Property & Casualty Insurance – 0.3%
80,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 13.772%, 1/15/2033(e)(f)	9,800
13,985,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 13.772%, 1/15/2033, 144A(e)(f)	1,713,163
17,110,000	Stewart Information Services Corp., 3.600%, 11/15/2031	13,188,088

		14,911,051

	REITs—Diversified – 0.1%
4,125,000	EPR Properties, 3.600%, 11/15/2031	2,947,144

	Retailers – 0.5%
4,680,000	Dillard’s, Inc., 7.000%, 12/01/2028	4,769,154
7,182,000	Dillard’s, Inc., 7.750%, 7/15/2026	7,449,458
2,250,000	Dillard’s, Inc., 7.750%, 5/15/2027	2,265,727
5,975,000	Lithia Motors, Inc., 3.875%, 6/01/2029, 144A	4,794,937
9,245,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	8,335,847

		27,615,123

	Technology – 3.1%
15,580,000	Avnet, Inc., 5.500%, 6/01/2032	14,146,570
8,675,000	Block, Inc., 3.500%, 6/01/2031	6,725,858
3,255,000	Broadcom, Inc., 3.137%, 11/15/2035, 144A	2,280,776
13,741,000	Broadcom, Inc., 4.150%, 11/15/2030	11,893,452
2,346,000	CDW LLC/CDW Finance Corp., 2.670%, 12/01/2026	2,034,860
2,739,000	CDW LLC/CDW Finance Corp., 3.250%, 2/15/2029	2,224,303
27,510,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	21,418,532

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Technology – continued
$637,000	CDW LLC/CDW Finance Corp., 4.250%, 4/01/2028	$566,930
14,400,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	10,872,000
16,765,000	CommScope, Inc., 4.750%, 9/01/2029, 144A	13,674,540
19,780,000	Entegris Escrow Corp., 4.750%, 4/15/2029, 144A	17,422,710
945,000	Gartner, Inc., 3.625%, 6/15/2029, 144A	786,712
1,873,000	Global Payments, Inc., 2.900%, 11/15/2031	1,432,040
3,460,000	Global Payments, Inc., 5.300%, 8/15/2029	3,253,940
6,245,000	Global Payments, Inc., 5.400%, 8/15/2032	5,795,179
13,265,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	10,897,065
8,630,000	Marvell Technology, Inc., 2.950%, 4/15/2031	6,694,925
2,080,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 4.400%, 6/01/2027	1,962,044
18,900,000	Oracle Corp., 3.950%, 3/25/2051	12,534,582
890,000	Seagate HDD Cayman, 3.375%, 7/15/2031	621,394
1,475,000	Seagate HDD Cayman, 4.091%, 6/01/2029	1,178,127
14,190,000	Western Digital Corp., 2.850%, 2/01/2029	11,027,620
1,135,000	Western Digital Corp., 3.100%, 2/01/2032	771,675
9,046,000	Western Digital Corp., 4.750%, 2/15/2026	8,376,415

		168,592,249

	Transportation Services – 0.4%
5,895,000	Adani Ports & Special Economic Zone Ltd., 3.100%, 2/02/2031, 144A	4,256,661
19,345,000	Adani Ports & Special Economic Zone Ltd., 4.200%, 8/04/2027, 144A	16,932,398
1,845,000	GMR Hyderabad International Airport Ltd., 4.250%, 10/27/2027, 144A	1,499,985
315,000	GMR Hyderabad International Airport Ltd., 4.750%, 2/02/2026, 144A	282,196

		22,971,240

	Treasuries – 19.7%
222,380,000	U.S. Treasury Bond, 3.250%, 5/15/2042	197,362,250
23,635,000	U.S. Treasury Note, 0.125%, 12/31/2022	23,442,457

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Treasuries – continued
$187,560,000	U.S. Treasury Note, 0.125%, 1/31/2023	$185,388,325
158,300,000	U.S. Treasury Note, 0.125%, 2/28/2023(g)	155,931,683
269,355,000	U.S. Treasury Note, 0.125%, 6/30/2023	261,526,870
76,545,000	U.S. Treasury Note, 0.500%, 11/30/2023	73,258,947
73,585,000	U.S. Treasury Note, 0.875%, 1/31/2024	70,299,545
103,730,000	U.S. Treasury Note, 1.500%, 2/29/2024	99,750,981

		1,066,961,058

	Wireless – 1.2%
9,835,000	IHS Holding Ltd., 5.625%, 11/29/2026, 144A	7,745,062
8,000,000	SoftBank Group Corp., 4.625%, 7/06/2028	6,340,000
3,695,000	SoftBank Group Corp., 5.250%, 7/06/2031	2,752,775
35,370,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	30,558,973
20,890,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	17,554,076

		64,950,886

	Wirelines – 0.3%
3,825,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	3,411,517
5,545,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	4,132,245
11,370,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	8,839,379

		16,383,141

	Total Non-Convertible Bonds (Identified Cost $5,233,656,343)	4,457,515,896

Convertible Bonds – 5.5%
	Airlines – 0.4%
5,645,000	JetBlue Airways Corp., 0.500%, 4/01/2026	4,007,950
17,869,000	Southwest Airlines Co., 1.250%, 5/01/2025	20,397,463

		24,405,413

	Cable Satellite – 2.5%
195,000	Cable One, Inc., Zero Coupon, 6.042%, 3/15/2026(h)	148,102
12,010,000	DISH Network Corp., 2.375%, 3/15/2024	10,712,920
184,765,000	DISH Network Corp., 3.375%, 8/15/2026	127,118,320

		137,979,342

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Convertible Bonds – continued

	Consumer Cyclical Services – 0.3%
$1,520,000	Peloton Interactive, Inc., Zero Coupon, 0.519%-0.987%, 2/15/2026(i)	$1,018,157
18,940,000	Uber Technologies, Inc., Zero Coupon, 0.000%-5.582%, 12/15/2025(i)	15,696,904

		16,715,061

	Gaming – 0.1%
3,339,000	Penn Entertainment, Inc., 2.750%, 5/15/2026	4,672,931

	Healthcare – 0.5%
36,387,000	Teladoc Health, Inc., 1.250%, 6/01/2027	26,609,813

	Leisure – 0.2%
19,300,000	NCL Corp. Ltd., 1.125%, 2/15/2027, 144A	11,957,508

	Media Entertainment – 0.3%
8,590,000	Snap, Inc., Zero Coupon, 6.697%-7.641%, 5/01/2027(i)	5,922,805
7,780,000	Spotify USA, Inc., Zero Coupon, 5.189%-5.873%, 3/15/2026(i)	6,107,300
2,505,000	Twitter, Inc., Zero Coupon, 0.000%, 3/15/2026(h)	2,293,138

		14,323,243

	Pharmaceuticals – 0.9%
13,963,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	13,834,994
27,688,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	27,496,953
6,370,000	Livongo Health, Inc., 0.875%, 6/01/2025	5,347,870

		46,679,817

	Technology – 0.3%
475,000	Bentley Systems, Inc., 0.375%, 7/01/2027	357,912
6,935,000	RingCentral, Inc., Zero Coupon, 7.146%-8.016%, 3/15/2026(i)	5,333,015
7,165,000	Splunk, Inc., 1.125%, 6/15/2027	5,637,253

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Convertible Bonds – continued

	Technology – continued
$6,115,000	Unity Software, Inc., Zero Coupon, 7.085%-7.592%, 11/15/2026, 144A(i)	$4,433,375

		15,761,555

	Total Convertible Bonds (Identified Cost $401,140,560)	299,104,683

Municipals – 1.5%
	Virginia – 1.5%
89,440,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046 (Identified Cost $88,792,784)	77,952,693

	Total Bonds and Notes (Identified Cost $5,723,589,687)	4,834,573,272

Senior Loans – 0.3%
	Independent Energy – 0.3%
16,469,000	Ascent Resources - Utica, 2020 Fixed 2nd Lien Term Loan, 3-month LIBOR + 9.000%, 11.455%, 11/01/2025(c)(j) (Identified Cost $16,469,450)	17,264,947

Collateralized Loan Obligations – 3.5%
9,977,000	522 Funding CLO Ltd., Series 2018-3A, Class DR, 3-month LIBOR + 3.100%, 5.810%, 10/20/2031, 144A(c)	8,719,788
7,140,000	AGL CLO 12 Ltd., Series 2021-12A, Class B, 3-month LIBOR + 1.600%, 4.310%, 7/20/2034, 144A(c)	6,633,831
7,240,000	AGL CLO 12 Ltd., Series 2021-12A, Class D, 3-month LIBOR + 2.850%, 5.560%, 7/20/2034, 144A(c)	6,284,204
1,805,000	AGL CLO 7 Ltd., Series 2020-7A, Class DR, 3-month LIBOR + 3.100%, 5.612%, 7/15/2034, 144A(c)	1,587,377
10,050,000	AIG CLO LLC, Series 2021-1A, Class D, 3-month LIBOR + 2.950%, 5.709%, 4/22/2034, 144A(c)	8,627,362
5,605,000	AIG CLO LLC, Series 2021-2A, Class D, 3-month LIBOR + 3.050%, 5.760%, 7/20/2034, 144A(c)	4,820,412
3,955,000	ARES Loan Funding I Ltd., Series 2021-ALFA, Class D, 3-month LIBOR + 3.000%, 5.512%, 10/15/2034, 144A(c)	3,517,253
5,225,000	Bain Capital Credit CLO Ltd, Series 2017-2A, Class DR2, 3-month LIBOR + 3.100%, 5.883%, 7/25/2034, 144A(c)	4,661,578
1,340,000	Ballyrock CLO Ltd., Series 2019-2A, Class A2R, 3-month LIBOR + 1.400%, 4.384%, 11/20/2030, 144A(c)	1,259,414
10,720,000	Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class CR, 3-month LIBOR + 2.000%, 4.740%, 1/17/2032, 144A(c)	9,785,859
2,245,000	Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class DR, 3-month LIBOR + 3.000%, 5.740%, 1/17/2032, 144A(c)	1,970,443
5,225,000	CarVal CLO III Ltd., Series 2019-2A, Class DR, 3-month LIBOR + 2.950%, 5.660%, 7/20/2032, 144A(c)	4,543,906
4,305,000	CIFC Funding Ltd., Series 2021-5A, Class D, 3-month LIBOR + 3.250%, 5.762%, 7/15/2034, 144A(c)	3,843,917
6,075,000	Crown City CLO I, Series 2020-1A, Class CR, 3-month LIBOR + 3.420%, 6.130%, 7/20/2034, 144A(c)	5,117,434
7,745,000	Elmwood CLO V Ltd., Series 2020-2A, Class DR, 3-month LIBOR + 3.100%, 5.810%, 10/20/2034, 144A(c)	6,927,360

Principal Amount	Description	Value (†)

Collateralized Loan Obligations – continued
$4,085,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class D2, 3-month LIBOR + 2.850%, 5.560%, 1/20/2034, 144A(c)	$3,602,239
3,365,000	KVK CLO Ltd., Series 2013-1A, Class DR, 3-month LIBOR + 2.950%, 5.433%, 1/14/2028, 144A(c)	3,247,205
8,760,000	LCM 30 Ltd., Series 30A, Class BR, 3-month LIBOR + 1.500%, 4.210%, 4/20/2031, 144A(c)	8,168,087
1,470,000	LCM 30 Ltd., Series 30A, Class CR, 3-month LIBOR + 2.000%, 4.710%, 4/20/2031, 144A(c)	1,330,025
4,215,000	LCM 30 Ltd., Series 30A, Class DR, 3-month LIBOR + 3.000%, 5.710%, 4/20/2031, 144A(c)	3,638,359
15,835,000	Madison Park Funding XXIII Ltd., Series 2017-23A, Class DR, 3-month LIBOR + 3.200%, 5.969%, 7/27/2031, 144A(c)	14,309,044
1,260,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class D, 3-month LIBOR + 3.000%, 5.783%, 1/23/2031, 144A(c)	1,129,470
9,225,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, 3-month LIBOR + 1.650%, 4.162%, 7/15/2034, 144A(c)	8,649,738
11,920,000	OCP CLO Ltd., Series 2019-17A, Class DR, 3-month LIBOR + 3.100%, 5.810%, 7/20/2032, 144A(c)	10,330,635
10,585,000	Octagon Investment Partners 42 Ltd., Series 2019-3A, Class DR, 3-month LIBOR + 3.150%, 5.662%, 7/15/2034, 144A(c)	9,392,452
4,920,000	Octagon Investment Partners 46 Ltd., Series 2020-2A, Class DR, 3-month LIBOR + 3.300%, 5.812%, 7/15/2036, 144A(c)	4,366,111
12,430,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class BR, 3-month LIBOR + 1.650%, 4.360%, 7/02/2035, 144A(c)	11,678,234
9,720,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class DR, 3-month LIBOR + 2.900%, 5.610%, 7/02/2035, 144A(c)	8,528,979
12,640,000	Palmer Square CLO Ltd., Series 2013-2A, Class A2R3, 3-month LIBOR + 1.500%, 4.238%, 10/17/2031, 144A(c)	11,932,792
5,120,000	Palmer Square CLO Ltd., Series 2013-2A, Class CR3, 3-month LIBOR + 2.700%, 5.438%, 10/17/2031, 144A(c)	4,529,526
2,970,000	Palmer Square CLO Ltd., Series 2015-1A, Class A2R4, 3-month LIBOR + 1.700%, 4.684%, 5/21/2034, 144A(c)	2,794,601
700,000	THL Credit Wind River CLO Ltd., Series 2018-3A, Class D, 3-month LIBOR + 2.950%, 5.660%, 1/20/2031, 144A(c)	610,231
2,135,000	Vibrant CLO XIV Ltd., Series 2021-14A, Class C, 3-month LIBOR + 3.750%, 6.460%, 10/20/2034, 144A(c)	1,839,185

	Total Collateralized Loan Obligations (Identified Cost $209,996,662)	188,377,051

Shares

Common Stocks – 2.0%

	Aerospace & Defense – 0.0%
5,583	Lockheed Martin Corp.	2,156,657

	Air Freight & Logistics – 0.0%
10,438	United Parcel Service, Inc., Class B	1,686,155

	Beverages – 0.0%
25,898	Coca-Cola Co. (The)	1,450,806

	Biotechnology – 0.1%
17,877	AbbVie, Inc.	2,399,272

Shares	Description	Value (†)

Common Stocks – continued

	Capital Markets – 0.1%
2,914	BlackRock, Inc.	$1,603,516
16,822	Morgan Stanley	1,329,106

		2,932,622

	Communications Equipment – 0.0%
18,825	Cisco Systems, Inc.	753,000

	Containers & Packaging – 0.0%
6,058	Packaging Corp. of America	680,253

	Electric Utilities – 0.1%
11,897	Duke Energy Corp.	1,106,659
20,245	NextEra Energy, Inc.	1,587,410

		2,694,069

	Electrical Equipment – 0.0%
9,972	Emerson Electric Co.	730,150

	Food & Staples Retailing – 0.1%
1,166	Costco Wholesale Corp.	550,667
13,944	Walmart, Inc.	1,808,537

		2,359,204

	Health Care Equipment & Supplies – 0.0%
11,450	Abbott Laboratories	1,107,902

	Health Care Providers & Services – 0.1%
3,102	Elevance Health, Inc.	1,409,052
2,944	UnitedHealth Group, Inc.	1,486,838

		2,895,890

	Hotels, Restaurants & Leisure – 0.0%
19,961	Starbucks Corp.	1,681,914

	Household Products – 0.0%
17,204	Procter & Gamble Co. (The)	2,172,005

	IT Services – 0.0%
4,261	Accenture PLC, Class A	1,096,355

	Life Sciences Tools & Services – 0.0%
1,423	Thermo Fisher Scientific, Inc.	721,731

	Machinery – 0.1%
5,672	Cummins, Inc.	1,154,309
3,936	Deere & Co.	1,314,191

		2,468,500

	Media – 0.3%
2,006,877	Altice USA, Inc., Class A(e)	11,700,093
22,439	Comcast Corp., Class A	658,136
705,779	iHeartMedia, Inc., Class A(e)	5,173,360

		17,531,589

Shares	Description	Value (†)

Common Stocks – continued

	Metals & Mining – 0.0%
23,525	Newmont Corp.	$988,756

	Oil, Gas & Consumable Fuels – 0.1%
93,585	Battalion Oil Corp.(e)	1,113,662
4,548	Devon Energy Corp.	273,471
8,033	Pioneer Natural Resources Co.	1,739,385
41,644	Williams Cos., Inc. (The)	1,192,268

		4,318,786

	Pharmaceuticals – 0.1%
15,660	Bristol-Myers Squibb Co.	1,113,269
14,490	Johnson & Johnson	2,367,087
14,859	Merck & Co., Inc.	1,279,657

		4,760,013

	Professional Services – 0.0%
7,905	Clarivate PLC(e)	74,228

	REITs - Diversified – 0.1%
4,217	American Tower Corp.	905,390
170,568	NexPoint Diversified Real Estate Trust	2,140,628

		3,046,018

	Road & Rail – 0.0%
7,725	Union Pacific Corp.	1,504,984

	Semiconductors & Semiconductor Equipment – 0.1%
2,913	Broadcom, Inc.	1,293,401
21,528	Microchip Technology, Inc.	1,313,854
14,009	QUALCOMM, Inc.	1,582,737

		4,189,992

	Software – 0.0%
17,622	iQor Holdings, Inc.(e)	70,488
7,093	Microsoft Corp.	1,651,960

		1,722,448

	Specialty Retail – 0.0%
4,163	Home Depot, Inc. (The)	1,148,738

	Technology Hardware, Storage & Peripherals – 0.0%
11,635	Apple, Inc.	1,607,957

	Wireless Telecommunication Services – 0.7%
260,444	T-Mobile US, Inc.(e)	34,943,771

	Total Common Stocks (Identified Cost $161,744,119)	105,823,765

Shares	Description	Value (†)

Preferred Stocks – 1.8%

Convertible Preferred Stocks – 1.6%

	Banking – 0.7%
20,983	Bank of America Corp., Series L, 7.250%	$24,613,059
11,335	Wells Fargo & Co., Class A, Series L, 7.500%	13,647,340

		38,260,399

	Midstream – 0.3%
372,231	El Paso Energy Capital Trust I, 4.750%	17,074,236

	Technology – 0.2%
170,945	Clarivate PLC, Series A, 5.250%	7,289,095

	Wireless – 0.4%
19,569	2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A	22,013,168

	Total Convertible Preferred Stocks (Identified Cost $99,598,117)	84,636,898

Non-Convertible Preferred Stocks – 0.2%
	Electric – 0.0%
2,925	Connecticut Light & Power Co. (The), Series 1947, 1.900%	108,225

	Home Construction – 0.0%
52,867	Hovnanian Enterprises, Inc., 7.625%	1,059,983

	REITs - Diversified – 0.0%
16,004	iStar, Inc., Series G, 7.650%	383,019

	REITs - Office Property – 0.1%
2,318	Highwoods Properties, Inc., Series A, 8.625%	2,723,650

	REITs - Warehouse/Industrials – 0.1%
169,007	Prologis, Inc., Series Q, 8.540%	9,295,385

	Total Non-Convertible Preferred Stocks (Identified Cost $11,111,452)	13,570,262

	Total Preferred Stocks (Identified Cost $110,709,569)	98,207,160

Principal Amount	Description	Value (†)

Short-Term Investments – 2.6%
$112,480,168	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2022 at 1.100% to be repurchased at $112,490,479 on 10/03/2022 collateralized by $50,000,000 U.S. Treasury Bond, 3.125% due 5/15/2048 valued at $44,345,688; $29,542,200 U.S. Treasury Bond, 3.000% due 8/15/2052 valued at $25,807,889; $5,115,900 U.S. Treasury Inflation Indexed Note, 0.375% due 7/15/2025 valued at $6,125,717; $25,000,000 U.S. Treasury Inflation Indexed Note, 0.625% due 7/15/2032 valued at $23,277,633; $15,471,400 U.S. Treasury Note, 3.500% due 9/15/2025 valued at $15,172,848 including accrued interest(k)	$112,480,168
29,840,000	U.S. Treasury Bills, 2.415%, 10/20/2022(l)	29,804,015

	Total Short-Term Investments (Identified Cost $142,282,134)	142,284,183

	Total Investments – 99.4% (Identified Cost $6,364,791,621)	5,386,530,378
	Other assets less liabilities – 0.6%	34,296,232

	Net Assets – 100.0%	$5,420,826,610

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(a)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of September 30, 2022 is disclosed.

(b)	Perpetual bond with no specified maturity date.
(c)	Variable rate security. Rate as of September 30, 2022 is disclosed.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Non-income producing security.
(f)	Level 3 security. Value has been determined using significant unobservable inputs.
(g)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(h)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(i)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(j)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 1.00%, to which the spread is added.
(k)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the value of Rule 144A holdings amounted to $2,162,520,635 or 39.9% of net assets.

ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2022, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	12/20/2022	4,075	$478,737,809	$456,654,687	$(22,083,122)
Ultra Long U.S. Treasury Bond	12/20/2022	1,108	165,529,486	151,796,000	(13,733,486)

Total					$(35,816,608)

At September 30, 2022, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	12/20/2022	4,824	$605,251,925	$571,568,625	$33,683,300

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Independent Energy	$—	$186,608,504	$789,400	$187,397,904
Property & Casualty Insurance	—	13,188,088	1,722,963	14,911,051
All Other Non-Convertible Bonds*	—	4,255,206,941	—	4,255,206,941

Total Non-Convertible Bonds	—	4,455,003,533	2,512,363	4,457,515,896

Convertible Bonds*	—	299,104,683	—	299,104,683
Municipals*	—	77,952,693	—	77,952,693

Total Bonds and Notes	—	4,832,060,909	2,512,363	4,834,573,272

Senior Loans*	—	17,264,947	—	17,264,947
Collateralized Loan Obligations	—	188,377,051	—	188,377,051
Common Stocks
Software	1,651,960	70,488	—	1,722,448
All Other Common Stocks*	104,101,317	—	—	104,101,317

Total Common Stocks	105,753,277	70,488	—	105,823,765

Preferred Stocks
Convertible Preferred Stocks
Wireless	—	22,013,168	—	22,013,168
All Other Convertible Preferred Stocks*	62,623,730	—	—	62,623,730

Total Convertible Preferred Stocks	62,623,730	22,013,168	—	84,636,898

Non-Convertible Preferred Stocks
Electric	—	108,225	—	108,225
REITs - Office Property	—	2,723,650	—	2,723,650
REITs - Warehouse/Industrials	—	9,295,385	—	9,295,385
All Other Non-Convertible Preferred Stocks*	1,443,002	—	—	1,443,002

Total Non-Convertible Preferred Stocks	1,443,002	12,127,260	—	13,570,262

Total Preferred Stocks	64,066,732	34,140,428	—	98,207,160

Short-Term Investments	—	142,284,183	—	142,284,183

Total Investments	169,820,009	5,214,198,006	2,512,363	5,386,530,378

Futures Contracts (unrealized appreciation)	33,683,300	—	—	33,683,300

Total	$203,503,309	$5,214,198,006	$2,512,363	$5,420,213,678

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(35,816,608)	$—	$—	$(35,816,608)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2021 and/or September 30, 2022:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2021	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2022	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2022
Bonds and Notes
Non-Convertible Bonds Independent Energy	$2,636,596	$349,664	$—	$(2,196,860)	$—	$—	$—	$—	$789,400	$(2,196,860)
Property & Casualty Insurance	1,687,800	59,935	—	(24,772)	—	—	—	—	1,722,963	(24,772)

Total	$4,324,396	$409,599	$—	$(2,221,632)	$—	$—	$—	$—	$2,512,363	$(2,221,632)

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may use futures contracts to gain investment exposure. As of September 30, 2022, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of September 30, 2022:

Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$33,683,300

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(35,816,608)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of September 30, 2022:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$76,015,464	$76,015,464

Industry Summary at September 30, 2022 (Unaudited)

Treasuries	19.7%
Cable Satellite	6.4
Finance Companies	4.6
ABS Home Equity	4.4
Banking	4.1
Independent Energy	3.8
ABS Car Loan	3.7
Technology	3.6
Metals & Mining	3.2
Life Insurance	3.1
ABS Other	2.8
Consumer Cyclical Services	2.5
Airlines	2.2
Pharmaceuticals	2.1
Non-Agency Commercial Mortgage-Backed Securities	2.0
Other Investments, less than 2% each	25.1
Collateralized Loan Obligations	3.5
Short-Term Investments	2.6

Total Investments	99.4
Other assets less liabilities (including futures contracts)	0.6

Net Assets	100.0%